Report of Independent Registered Public
Accounting Firm

To the Shareholders and
Board of Trustees of Massachusetts Investors
 Growth Stock Fund

In planning and performing our audit of
the financial statements of
Massachusetts Investors Growth Stock Fund
 (the Fund) as of and for the year
ended November 30, 2020, in accordance
 with the standards of the Public
Company Accounting Oversight Board (United States),
 we considered the
Fund?s internal control over financial reporting,
 including controls over
safeguarding securities, as a basis for designing
 our auditing procedures for the
purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an
opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting.
 In fulfilling this responsibility,
estimates and judgments by management are required
 to assess the expected
benefits and related costs of controls. A companys
 internal control over
financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial
statements for external purposes in accordance
 with U.S. generally accepted
accounting principles. A companys internal control
 over financial reporting
includes those policies and procedures that (1)
 pertain to the maintenance of
records that, in reasonable detail, accurately
 and fairly reflect the transactions
and dispositions of the assets of the company;
 (2) provide reasonable
assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S.
 generally accepted accounting
principles, and that receipts and
 expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely
detection of unauthorized acquisition, use or disposition of a companys assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal
 control over financial reporting may
not prevent or detect misstatements
.. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may
 become
inadequate because of changes in conditions,
 or that the degree of compliance
with the policies or procedures may
 deteriorate.
A deficiency in internal control over
 financial reporting exists when the design or operation of a control does not allow management or employees, in the
normal course of performing their assigned
 functions, to prevent or detect
misstatements on a timely basis. A
material weakness is a deficiency, or a
combination of deficiencies, in internal
 control over financial reporting, such
that there is a reasonable possibility
that a material misstatement of the
companys annual or interim financial
statements will not be prevented or
detected on a timely basis.
Our consideration of the Funds internal
 control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public
 Company Accounting Oversight
Board (United States). However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls over
safeguarding securities, that we consider
 to be a material weakness as defined
above as of November 30, 2020.
This report is intended solely for the
 information and use of management and
the Board of Trustees of Massachusetts
Investors Growth Stock Fund and the
Securities and Exchange Commission and
is not intended to be and should not
be used by anyone other than these specified parties.

/s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 14, 2021